Summary of Principal Accounting Policies - Schedule of Property and Equipment Net, Useful Lives (Details)	Dec. 31, 2025
Leasehold improvements [Member]
Schedule of Property and Equipment Net, Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or estimated useful lives
Buildings and plants [Member]
Schedule of Property and Equipment Net, Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment Net, Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment Net, Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member]
Schedule of Property and Equipment Net, Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years